Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension benefits
Actuarial losses (gains)
Balance, January 1	$ (671)	$ 15,807
Additions to AOCI	(12,600)	(47,473)
Amortization in current period	617	(3,429)
Amortization due to plan settlements		15
Recognition of settlement gain	235
Reclassification to regulatory accounts	5,517	34,409
Ending balance, December 31	(6,902)	(671)
Past service losses (gains)
Beginning balance, January 1	(3,363)	(4,195)
Additions to AOCI	0	0
Amortization in current period	1,491	1,584
Amortization due to plan settlements		0
Reclassification to regulatory accounts	(755)	(752)
Recognition of settlement gain	0
Ending balance, December 31	(2,627)	(3,363)
OPEB
Actuarial losses (gains)
Balance, January 1	(33,550)	(15,630)
Additions to AOCI	(23,797)	(41,527)
Amortization in current period	2,554	56
Amortization due to plan settlements		0
Recognition of settlement gain	0
Reclassification to regulatory accounts	19,518	23,551
Ending balance, December 31	(35,275)	(33,550)
Past service losses (gains)
Beginning balance, January 1	(2,190)	310
Additions to AOCI	853	(24)
Amortization in current period	0	(2,476)
Amortization due to plan settlements		0
Reclassification to regulatory accounts	0	0
Recognition of settlement gain	0
Ending balance, December 31	$ (1,337)	$ (2,190)